UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                          PNC ABSOLUTE RETURN FUND LLC
               (Exact name of registrant as specified in charter)

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                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2010

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2009

ITEM 1.   SCHEDULE OF INVESTMENTS

PNC ABSOLUTE RETURN
FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2009

PNC ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009
--------------------------------------------------------------------------------
PNC Absolute Return Fund LLC (the "Fund") invests substantially all of its assets in PNC Absolute Return Master Fund LLC (the "Master Fund"). As of December 31, 2009, the Fund owned 90.65% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                            % OF
                                                                                          MEMBERS'
INVESTMENTS                                                 COST             VALUE        CAPITAL        LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------
Investment Funds*
    MULTI-STRATEGY
      Amaranth Partners, L.L.C.                           $    156,400     $     95,575       0.21 %       Annually
      Goldman Investment Partners                            1,722,350        1,771,850       3.92        Quarterly
      HBK Fund, L.P.**                                         389,168          351,756       0.78        Quarterly
      Millenium USA, LP**                                    1,713,760        1,942,826       4.30        Quarterly
                                                          ------------     ------------       ----
               Total Multi-Strategy                          3,981,678        4,162,007       9.21
    HEDGED EQUITY
      Atlas Global, LLC                                      1,500,000        1,566,116       3.47         Annually
      OMG Opportunities 2X Fund Limited                        520,104          536,202       1.19         Monthly
      Perry Partners, L.P.                                     124,649           96,292       0.21         Annually
      PFM Diversified Fund, L.P.                             1,500,000        1,657,588       3.67        Quarterly
      SAC Multi-Strategy Fund LP**                             168,161          158,153       0.35         Annually
      SCP Domestic Fund, L.P.                                1,000,000        1,783,713       3.95        Quarterly
                                                          ------------     ------------       ----
               Total Hedged Equity                           4,812,914        5,798,064      12.84
    EVENT-DRIVEN
      Canyon Value Realization Fund, L.P.**                    226,382          301,747       0.67        Quarterly
      Castlerigg Partners, L.P.**                              420,753          306,926       0.68        Quarterly
      Cerberus Partners, L.P.**                              1,093,746        1,886,577       4.18      Semi-Annually
      Cevian Capital II, L.P.                                1,750,000        1,658,311       3.67         Annually
      Icahn Partners, L.P.                                   1,337,873        1,186,295       2.62      Semi-Annually
      Montrica Global Opportunities, L.P.**                    169,370          101,893       0.22        Quarterly
      Sisu Capital                                           1,200,000          952,311       2.11          2-Year
      Lenado Partners, Series A of Lenado Capital
           Partners L.P. +                                   1,032,915          202,060       0.45         Annually
      Taconic Opportunity Fund, L.P.                           897,415        1,100,075       2.44         Annually
                                                          ------------     ------------       ----
               Total Event-Driven                            8,128,454        7,696,195      17.04
    CREDIT BASED
      Blue Mountain Credit, L.P.                               705,238        1,134,994       2.51        Quarterly
      Brigade Leveraged Capital Structures Fund, L.P.          803,680          923,346       2.04        Quarterly
      Claren Road Credit Partners, L.P.                      1,200,000        1,334,069       2.95        Quarterly
      GSO Liquidity Partners L.P.                              429,635          332,116       0.74          3-Year
      GSO Special Situations, L.P.                             281,644          293,993       0.65        Quarterly
      MKP Credit, L.P.                                       1,193,430        1,734,503       3.84         Annually
                                                          ------------     ------------       ----
               Total Credit Based                            4,613,627        5,753,021      12.73
    GLOBAL MACRO
      Brevan Howard, L.P.                                    1,328,495        2,732,303       6.05         Monthly
      COMAC Global Macro Fund, L.P.                          1,000,000        1,130,634       2.50         Monthly
                                                          ------------     ------------       ----
               Total Global Macro                            2,328,495        3,862,937       8.55
    MANAGED FUTURES
      Bluetrend Fund L.P. (Class A)                            762,473          802,512       1.78         Monthly
                                                          ------------     ------------       ----
               Total Managed Futures                           762,473          802,512       1.78

PNC ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009
--------------------------------------------------------------------------------

                                                                                           % OF
                                                                                          MEMBERS'
INVESTMENTS                                                 COST             VALUE        CAPITAL        LIQUIDITY***
------------------------------------------------------------------------------------------------------------------------
Investment Funds* (CONTINUED)
    OPPORTUNISTIC EQUITY
      SAC Capital Management L.P.                            $ 929,200      $ 1,063,601       2.35 %      Quarterly
                                                          ------------     ------------      -----
               Total Opportunistic Equity                      929,200        1,063,601       2.35
                                                          ------------     ------------      -----
Total Investment Funds                                      25,556,841       29,138,337      64.50
                                                          ------------     ------------      -----
REGISTERED INVESTMENT COMPANY
      SEI Daily Income Trust Money Market Fund
         Fund, Class A, 0.100%++                             8,015,611        8,015,611      17.74          Daily
                                                          ------------     ------------      -----
Total Registered Investment Company                          8,015,611        8,015,611      17.74
                                                          ------------     ------------      -----
TOTAL INVESTMENTS                                         $ 33,572,452     $ 37,153,948      82.24 %
                                                          ============     ============      =====

*   All investment funds are non-income producing.
** Fund investment fully or partially segregated to cover tender offers. *** Liquidity terms shown apply after lock-up provisions.
+ This investment fund has been fair valued by the Fair Value Committee in accordance with procedures approved by the Board of Directors.
++  Rate shown is the 7-day effective yield as of December 31, 2009.

As of December 31, 2009, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

                      COUNTRY                                 COST                  VALUE
                  Cayman Islands - 1.19%                $       520,104        $       536,202
                  United States - 81.05%                     33,052,348             36,617,746
                                                        ---------------        ---------------
                                                        $    33,572,452        $    37,153,948
                                                        ===============        ===============

Percentages shown above are based on members' capital of $45,174,701. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $33,572,452. Net unrealized appreciation on investments for tax purposes was $3,581,496 consisting of $5,318,732 of gross unrealized appreciation and $1,737,236 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 64.50% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. The following table summarizes the valuation of the Master Fund's investments under ASC 820 fair value hierarchy levels as of December 31, 2009:

                                                LEVEL 1           LEVEL 2           LEVEL 3           TOTAL
                                              -----------      ------------      ------------      ------------
Investment Funds                              $         -      $ 18,169,953      $ 10,968,384      $ 29,138,337
Registered Investment Company                   8,015,611                 -                 -         8,015,611
                                              -----------      ------------      ------------      ------------
Total                                         $ 8,015,611      $ 18,169,953      $ 10,968,384      $ 37,153,948
                                              ===========      ============      ============      ============

PNC ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2009
--------------------------------------------------------------------------------

The following is a reconciliation of the investments in Investment Funds in which significant unobservable inputs (Level 3) were used in determining value. The Master Fund adopted Accounting Standards Update 2009-12, Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), ASU 2009-12, as of December 31, 2009. The "Net transfers in and/or out of Level 3" shown in the reconciliation below reflect the adoption of ASU 2009-12.


     Beginning                              Change in unrealized                              Net transfers in         Ending
   Balance as of           Realized              appreciation/           Net purchase/         and/or out of        Balance as of
      3/31/09             gain/(loss            (depreciation)               sales)               Level 3             12/31/09
--------------------   ----------------   -------------------------   -------------------   -------------------   ------------------
    $30,225,003           $  (31,816)             $1,458,635               $  447,281           ($21,130,719)        $10,968,384
--------------------   ----------------   -------------------------   -------------------   -------------------   ------------------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the chief executive officer and the chief financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Absolute Return Fund LLC


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 26, 2010



/s/ Jennifer E. Spratley
-----------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 26, 2010